Financial Statements - Balance sheets - EUR (€) € in Millions		Jun. 30, 2018	Dec. 31, 2017
Assets
BBVA Cash Balance Available To The Date		€ 37,279	€ 42,680
Financial Assets Held For Trading		91,018	64,695
Derivative financial assets held for trading		35,277	35,265
Equity Instruments Held For Trading		5,250	6,801
Debt Instruments Held For Trading		26,953	22,573
Loans and Advances to Central Banks Held for Trading		699	0
Loans And Advances To Banks Held For Trading		13,588	0
Loans and receivables Held For Trading		9,251	56
Total Non Trading Financial Assets At Fair Value Through Profit Or Loss Mandatorily Measured At Fair Value		4,377
Equity Instruments Mandatorily Measured At Fair Value		2,758
Debt Securities At Fair Vale Mandatorily Measured At Fair Value		290
Loans And Advances To Central Banks Mandatorily Measured At Fair Value		0
Loans And Advances To Banks Mandatorily Measured At Fair Value		0
Loans And Advances To Customers Mandatorily Measured At Fair Value		1,329
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		1,487	2,709
Equity instruments at fair value		0	1,888
Debt Securities, at fair value		1,327	174
Loans and advances to central banks, at fair value		0	0
Loans and advances to credit institutions, at fair value		160	0
Loans And Advances To Customers At Fair Value		0	648
Total Financial Assets At Fair Value Through Other Comprehensive Income		63,212	69,476
Subtotal Equity instruments At Fair Value Through Other Comprehensive Income		2,579	3,224
Subtotal Debt Instruments At Fair Value Through Other Comprehensive Income		60,600	66,251
Loans and advances at fair value through other comprehensive income		33	0
FINANCIAL ASSETS AT AMORTIZED COST		426,349	445,275
Debt Securities Financial Assets at Amortized Cost		32,082	24,093
Loans and advances to central banks		5,309	7,300
Loans and advances to banks		11,783	26,261
Loans and Advances to customers		377,175	387,621
HEDGING DERIVATIVES, ASSETS		3,035	2,485
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, ASSETS		(39)	(25)
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES		1,470	1,588
Joint ventures		228	256
Associates		1,242	1,332
INSURANCE OR REINSURANCE ASSETS		414	421
TANGIBLE ASSETS		6,736	7,191
Total Property, plant and equipment		6,585	6,996
For own use (PPE)		6,209	6,581
Assets leased out under an operating lease		376	415
Investment Property		151	195
INTANGIBLE ASSETS		8,373	8,464
Goodwill		6,148	6,062
Other intangible assets		2,225	2,402
TAX ASSETS		17,416	16,888
Current tax assets		2,195	2,163
Deferred tax assets		15,221	14,725
OTHER ASSETS		4,901	4,359
Insurance contracts linked to pensions		0	0
Inventories		219	229
Rest other assets		4,681	4,130
Non Current Assets Or Disposal Groups Clasified As Held For Sale		23,604	23,853
TOTAL ASSETS		689,632	690,059
LIABILITIES AND EQUITY
Financial Liabilities Held For Trading		83,667	46,182
Derivative financial liabilities, held for trading		36,591	36,169
Short positions, held for trading		12,240	10,013
Deposits from central banks, held for trading		2,882	0
Deposits from credit institutions, held for trading		21,459	0
Customer deposits, held for trading		10,495	0
Debt certificates, held for trading		0	0
Other financial liabilities, held for trading		0	0
FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS		6,221	2,222
Deposits from central banks, at fair value		0	0
Deposits from credit institutions, at fair value		0	0
Customer deposits, at fair value		997	0
Debt certificates, at fair value		2,494	0
Other financial liabilities, at fair value		2,730	2,222
FINANCIAL LIABILITIES AT AMORTIZED COST		503,073	543,713
Deposits from cental banks	[1]	28,734	37,054
Deposits from credit institutions		33,307	54,516
Customer deposits		367,312	376,379
Debt certificates, at amortized cost		62,349	63,915
Other financial liabilities, at amortized cost		11,370	11,850
HEDGING DERIVATIVES, LIABILITIES		2,616	2,880
FAIR VALUE CHANGES OF THE HEDGED ITEMS IN PORTFOLIO HEDGES OF INTEREST RATE RISK, LIABILITIES		0	(7)
LIABILITIES UNDER INSURANCE CONTRACTS		9,500	9,223
PROVISIONS		7,045	7,477
Pensions and other post employment defined Benefit Obligations		5,013	5,407
Other long term employee benefits		61	67
Provisions for taxes and other legal contingencies		750	756
Provisions for contingent risks and commitments		598	578
Other Provisions		622	669
TAX LIABILITIES		3,614	3,298
Current tax liabilities		1,428	1,114
Deferred tax liabilities		2,186	2,184
OTHER LIABILITIES		4,918	4,550
LIABILITIES INCLUDED IN DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE		16,890	17,197
TOTAL LIABILITIES		637,544	636,736
Total shareholders' funds		55,619	55,136
Capital		3,267	3,267
Paid up capital		3,267	3,267
Unpaid capital which has been called up		0	0
Share Premium		23,992	23,992
Equity Instruments issued other than capital		0	0
Other equity		47	54
Retained Earnings		26,075	25,474
Revaluation reverse		11	12
Total Other Reserves		(48)	(44)
Reserves or accumulated losses of investments in subsidaries, joint ventures and associates		(48)	(44)
Other Reserves, other		0	0
Less: Treasury shares		205	96
Profits or losses attributables to owners of the parent		2,649	3,519
Less: Interim dividends		170	1,043
Total accumulated other comprehensive income		(9,868)	(8,792)
Total Items that will not be reclassified to profit or loss balance		(1,311)	(1,183)
Actuarial gains or (-) losses on defined benefit pension plans		(1,205)	(1,183)
Non-current assets and disposal groups classified as held for sale (not reclassified)		0	0
Share of other recognized income and expense of investments in subsidiaries, joint ventures and associates		0	0
Other Comprehensive Income Net Of Tax Change At fair Value Of Equity Instruments Measured At Fair Value		(174)	0
Hedge ineffectiveness of fair value hedge for equity instruments measured at fair value through other comprehensive income		0
Fair value changes of financial liabilities at fair value through profit or loss attributable to changes in their credit risk		68	0
Fair value changes of equity instruments measured at fair value through other comprehensive income [hedged item]		0	0
Fair value changes equity instruments measured at fair value through other comprehensive income [hedging instrument]		0	0
Total Items that may be reclassified to profit or loss		(8,557)	(7,609)
Hedge of net investments in foreign operations(effective portion)		(53)	1
Foreign currency translation balance		(9,607)	(9,159)
Hedging derivatives.Cash flow hedges(efffective portion)		(98)	(34)
Changes In The Fair Value Of Debt Instruments Measured At Fair Value With Changes In Other Comprehensive Income		1,233	1,641
Other Comprehensive Income Net Of Tax Of Hedging Instruments		0
Non-current assets and disposal groups classified as held for sale		1	(26)
Share of other recognized income and expense of investments in subsidiaries joint ventures and associates		(35)	(31)
MINORITY INTERESTS (NON-CONTROLLING INTEREST)		6,336	6,979
Valuation adjustments		(4,243)	(3,378)
Rest non-controlling interest		10,579	10,358
TOTAL EQUITY		52,087	53,323
Equity and liabilities		€ 689,632	€ 690,059

[1]	(*) Of which: balance relating to repurchase agreement as of June 30, 2018 and December 31, 2017 is €1,849 million and € 6,155 million, respectively.